Earnings/(Loss) Per Share - Schedule of Anti-Dilutive Excluded from Computation (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	209,695	308,981	358,537
Common Stock Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	392,720	392,720	392,720
Equity Option [Member] | Common Stock Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	147,371	135,251	63,438
Equity Option [Member] | Common Stock Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	392,720	392,720	392,720
Convertible Debt Securities [Member] | Common Stock Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total number of shares from dilutive vehicles with anti-dilutive effect	62,324	173,730	295,099